Transactions with Related Parties (Details Narrative 2) - USD ($)		12 Months Ended
	Dec. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Commissions - related party		$ 229,827	$ 597,759	$ 685,148
Vessels operating expenses - related party		535,645	901,909	1,334,173
Due to related parties		68,149	443,939
Due from related parties		2,712,303	3,322,946
Commercial services fees		11,542
Loss on sale of vessels - related party		(385,337)
Gain from deconsolidation of subsidiaries - related party		(403,090)
Mone Shipping Co & Venet Shipping Co [Member]
Related Party Transaction [Line Items]
Commercial services fees		11,542
Agreement term	5 years
Extend successive term	5 years
Percentage of chartering commission fee	2.00%
Percentage of sale & purchase commissions	1.00%
Crewcare Inc Manning Agency Agreements [Member]
Related Party Transaction [Line Items]
Monthly manning service fee per seaman		95
One-off recruitment fees per seaman		120
Revised one-off recruitment fees per seaman		140
In-house training fee per seaman		30
Extra in-house training fee per seaman		50
Vessels operating expenses - related party		210,434	252,446	196,321
Due to related parties		68,149	397,537
Crewcare Inc Cadetship Program [Member]
Related Party Transaction [Line Items]
One-off recruitment fees per cadet employee		5,000
Vessels operating expenses - related party		$ 15,000	170,000	$ 165,000
Seacommercial Shipping Services SA Sale And Purchase And Charter Brokerage Services Agreement [Member]
Related Party Transaction [Line Items]
Charter hire commission payable to the management company		1.25%
Commission rate payable to the management company for the purchase and sale of vessels		1.00%
Commissions - related party		$ 229,827	597,759
Due to related parties		$ 0	46,402
Loss on sale of vessels - related party			353,732
Gain from deconsolidation of subsidiaries - related party			$ 397,500